Condensed Consolidated Income Statement - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 3,156	$ 3,388
Research & development	(20,649)	(12,647)
Manufacturing commercialization	14,740	(6,746)
Management and administration	(17,188)	(11,482)
Fair value remeasurement of contingent consideration	(4,303)	(337)
Fair value remeasurement of warrant liability	(11,978)	4,434
Other operating income and expenses	(673)	1,068
Finance costs	(10,827)	(10,319)
Loss before income tax	(47,722)	(32,641)
Income tax benefit/(expense)	(212)	102
Loss attributable to the owners of Mesoblast Limited	$ (47,934)	$ (32,539)
Earnings per share [abstract]
Basic - losses per share (in dollars per share)	$ (0.0420)	$ (0.0372)
Diluted - losses per share (in dollars per share)	$ (0.0420)	$ (0.0372)